Q India Equity Fund
Schedule of Investments
September 30, 2025 (Unaudited)
COMMON STOCKS — 96.65% Shares Fair Value
India — 96.65%
Communications — 3.03%
Bharti Airtel Ltd.
(a)
119 $ 2,515
Consumer Discretionary — 11.69%
Bajaj Auto Ltd.
(a)
17 1,661
Crompton Greaves Consumer Electricals Ltd.
(a)
1,044 3,424
Hero MotoCorp Ltd. 75 4,622
9,707
Energy — 2.57%
Exide Industries Ltd.
(a)
485 2,132
Financials — 45.52%
Aditya Birla Sun Life Asset Management Co. Ltd.
(a)
400 3,570
Axis Bank Ltd.
(a)
179 2,279
HDFC Bank Ltd.
(a)
480 5,142
ICICI Bank Ltd.
(a)
264 3,999
ICICI Lombard General Insurance Co. Ltd.
(a)
170 3,614
ICICI Prudential Life Insurance Co. Ltd.
(a)
587 3,932
IndusInd Bank Ltd.
(a)
200 1,656
Kotak Mahindra Bank Ltd.
(a)
152 3,406
LIC Housing Finance Ltd. 461 2,929
Shriram Finance Ltd.
(a)
33 229
Star Health & Allied Insurance Co. Ltd.
(a)
682 3,430
State Bank of India
(a)
367 3,601
37,787
Health Care — 5.23%
Cipla Ltd.
(a)
206 3,493
Dr Reddy's Laboratories Ltd.
(a)
61 846
4,339
Industrials — 1.50%
Container Corporation o f India Ltd.
(a)
210 1,244
Materials — 6.30%
Nuvoco Vistas Corp Ltd.
(a)
763 3,606
Tata Steel Ltd.
(a)
857 1,629
5,235
Technology — 14.00%
Infosys Ltd.
(a)
214 3,479
Tata Consultancy Services Ltd. 105 3,416
Tech Mahindra Ltd.
(a)
136 2,147
Wipro Ltd.
(a)
956 2,578
11,620
Utilities — 6.81%
GAIL India Ltd.
(a)
1,677 3,329
Gujarat State Petronet Ltd.
(a)
666 2,321
5,650
Total Common Stocks (Cost $80,489) 80,229

Q India Equity Fund
Schedule of Investments (continued)
September 30, 2025 (Unaudited)
MONEY MARKET FUNDS — 39.75% Shares Fair Value
U.S. Bank Money Market Deposit Account, 3.31%
(b)
32,997 $ 32,997
Total Money Market Funds (Cost $32,997) 32,997
Total Investments — 136.40%
    (Cost $113,486) 113,226
Liabilities in Excess of Other Assets — (36.40)% (30,214)
NET ASSETS — 100.00% $ 83,012
(a) Non-income producing security.
(b) Rate disclosed is the seven day effective yield as of September 30, 2025.